Provisions	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Provisions	19. Provisions

Provisions are recognised where a legal or constructive obligation exists at the balance sheet date, as a result of a past event, where the amount of the obligation can be reliably estimated and where the outflow of economic benefit is probable.

Provisions	€ million 2025	€ million 2024
Due within one year	589	831
Due after one year	539	571
Total provisions	1,128	1,402

Movements during 2025	€ million Restructuring	€ million Legal	€ million Brazil indirect taxes	€ million Other	€ million Total
1 January 2025	466	282	64	590	1,402
Additions through business combinations	–	13	–	–	13
Distributed through demerger	(16)	(16)	(4)	(23)	(59)
Income statement:
Charges	261	132	9	166	568
Releases	(202)	(15)	(5)	(83)	(305)
Utilisation	(284)	(69)	(4)	(54)	(411)
Currency translation	(11)	(26)	–	(43)	(80)
31 December 2025	214	301	60	553	1,128
Restructuring provisions primarily include people costs such as redundancy costs and the cost of compensation where manufacturing, distribution, service or selling agreements are to be terminated. The Group expects these provisions to be substantially utilised within the next few years.
The Group is involved from time to time in legal and arbitration proceedings arising in the ordinary course of business. As previously disclosed, along with other consumer product companies and retail customers, Unilever is involved in a number of ongoing investigations by national competition authorities. These proceedings and investigations are at various stages and concern a variety of product markets. Where specific issues arise, provisions are made to the extent appropriate. Due to the nature of the legal cases, the timing of utilisation of these provisions is uncertain.
Provisions for Brazil indirect taxes are separate from the matters listed as contingent liabilities in note 20. Unilever does not have provisions and contingent liabilities for the same matters. Due to the nature of disputed indirect taxes, the timing of utilisation of these provisions is uncertain.
Other includes provisions for indirect taxes in countries other than Brazil, interest on tax provisions and provisions for various other matters. The timing of utilisation of these provisions is uncertain.